General and administrative expenses (Tables)	3 Months Ended
Jun. 30, 2019
General And Administrative Expenses [Line Items]
Disclosure Of General And Administrative Expense Explanatory

Note 7 General and administrative expenses

	For the quarter ended			Year-to-date
USD million	30.6.19	31.3.19	30.6.18	30.6.19	30.6.18
Occupancy	91	97	224	188	456
Rent and maintenance of IT and other equipment	168	185	150	353	309
Communication and market data services	157	156	156	312	317
Administration	103	123	72	226	216
of which: UK and German bank levy	(32)	15	(26)	(17)	(26)
Marketing and public relations	72	65	85	138	170
Travel and entertainment	100	90	113	190	211
Professional fees	193	176	240	370	485
Outsourcing of IT and other services	259	271	351	530	711
Litigation, regulatory and similar matters[1]	4	(8)	132	(4)	121
Other	28	32	11	60	46
Total general and administrative expenses	1,175	1,187	1,533	2,362	3,042
1 Reflects the net increase in / (release of) provisions for litigation, regulatory and similar matters recognized in the income statement. Refer to Note 16 for more information. Also includes recoveries from third parties (second quarter of 2019: USD 1 million; first quarter of 2019: USD 7 million; second quarter of 2018: USD 10 million).